Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial assets at fair value through other comprehensive income
5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	2019	2018
Equity securities	2,306	3,228
Debt securities[1]	30,483	25,616
Loans and advances[1]	1,680	2,379
	34,468	31,223

1 Debt securities include an amount of EUR -7 million (2018: EUR -6 million) and the Loans and advances includes EUR -3 million (2018: EUR -5 million) of Loan loss provisions.

Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Dividend income	Carryingvalue	Dividend income
	2019	2019	2018	2018
Investment in Bank of Beijing	2,001	93	1,967	83
Investment in Kotak Mahindra Bank	–	–	919	1
Other Investments	305	18	342	8
	2,306	111	3,228	92

For strategic equity securities, ING decided to apply the option to irrevocably designate these investments at fair value through other comprehensive income, instead of the IFRS 9 default measurement of fair value through profit or loss.

As at 31 December 2019 ING holds approximately 13% (2018: 13%)  of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. Following a change in regulatory requirements set by China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% or more of the shares, is required to supply additional capital when necessary. No request for additional capital was received in 2019 (2018: not applicable).

The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments[1]		Total
	2019	2018	2019	2018	2019	2018
Opening balance as at 1 January	3,228	3,983	27,995	65,747	31,223	69,730
Effect of change in accounting policy due to the implementation of IFRS 9		–184		–31,945		–32,129
Additions	11	33	16,259	10,486	16,270	10,518
Amortisation			–12	–12	–12	–12
Transfers and reclassifications	3	1	–0	1	3	2
Changes in unrealised revaluations[2]	139	–463	258	–660	397	–1,123
Impairments			–2		–2
Reversals of impairments			1	16	1	16
Disposals and redemptions	–1,091	–178	–12,298	–15,478	–13,389	–15,656
Exchange rate differences	15	35	–40	–159	–25	–124
Changes in the composition of the group and other changes		0	2	1	3	1
Closing balance	2,306	3,228	32,163	27,995	34,468	31,223

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.

Following a partial divestment in the fourth quarter of 2018, ING sold its last tranche of shares in India’s Kotak Mahindra Bank (Kotak) in the first quarter of 2019 for EUR 880 million. The transaction, for a stake of 3.07%, concluded the divestment process and was the main driver for the increase in the ‘disposal’ line.

Reference is made to Note 6 ‘Securities at amortised cost’ for details on ING Group’s total exposure to debt securities.